STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INVESTMENT INCOME
Net investment income allocated from The Prudential Variable Contract Real Property Partnership	$ 2,584,242	$ 2,864,421	$ 2,807,614
EXPENSES
Charges for mortality and expense risk, and for administration	537,831	553,452	548,820
NET INVESTMENT INCOME	2,046,411	2,310,969	2,258,794
NET RECOGNIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net unrealized appreciation (depreciation) on investments allocated from The Prudential Variable Contract Real Property Partnership	(11,069)	692,575	2,098,833
Net recognized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	0	0	(562,670)
NET GAIN (LOSS) ON INVESTMENTS	(11,069)	692,575	1,536,163
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 2,035,342	$ 3,003,544	$ 3,794,957